DEPRECIATION AND AMORTIZATION (Tables)	6 Months Ended
Jun. 30, 2021
Depreciation and amortisation expense [abstract]
Disclosure of detailed information about depreciation and amortization
The components of depreciation and amortization expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Depreciation and amortization of real estate assets	$46	$66	$91	$135
Depreciation and amortization of non-real estate assets(1)	22	17	45	35
Total depreciation and amortization	$68	$83	$136	$170
(1)For the three and six months ended June 30, 2021, included $2 million and $4 million (2020 - $3 million and $5 million) of depreciation expense relating to right-of-use property, plant and equipment.